Basis of Preparation and Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Application of new accounting standards
Right-of-use assets		$ 702
Current tax liabilities		1,141	$ 1,273	$ 1,164
Trade and other payables		12,637	10,913	12,841
Retained earnings		3,265	5,879	5,683
Net decrease in cash and cash equivalents in the period		643	(379)
Net cash (outflow)/inflows from financing activities		941	(481)
Net cash inflow/(outflow) from operating activities		491	(75)
Going concern
Financial resources		9,500
Cash balances		5,400
Undrawn committed bank facilities		4,100
Interest-bearing loans and borrowings		$ 1,629	$ 4,215	$ 1,754
Par value per ordinary share		$ 0.25	$ 0.25
Proceeds from issue of share capital		$ 3,495	$ 16
Years 3 and 4
Going concern
Undrawn committed bank facilities		3,400
Years 2 and 3
Going concern
Undrawn committed bank facilities		500
Years 1 and 2
Going concern
Undrawn committed bank facilities		200
Due within one year
Going concern
Undrawn committed bank facilities		$ 1,800
IFRS 16
Application of new accounting standards
Right-of-use assets	$ 722
Lease liabilities	$ 720
Interest rate on lease liabilities	3.00%
Retained earnings	$ 0
Net decrease in cash and cash equivalents in the period	0
Net cash (outflow)/inflows from financing activities	(84)
Net cash inflow/(outflow) from operating activities	84
IFRIC 23
Application of new accounting standards
Current tax liabilities	(51)
Trade and other payables	(3)
Retained earnings	$ 54